Cover	Mar. 16, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2021
Entity File Number	001-38715
Entity Registrant Name	ALBERTON ACQUISITION CORPORATION
Entity Central Index Key	0001748621
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1001
Entity Address, Address Line Two	10/F
Entity Address, Address Line Three	Capital Center
Entity Address, City or Town	151 Gloucester Road
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	2117 1621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A
Units, each consisting of one ordinary share,
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share,
Trading Symbol	ALACU
Security Exchange Name	NASDAQ
Ordinary shares, no par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ALAC
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable
Trading Symbol	ALACW
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	ALACR
Security Exchange Name	NASDAQ